Document and Entity Information	Jan. 04, 2021
Cover [Abstract]
Entity Registrant Name	TELEDYNE TECHNOLOGIES INC
Amendment Flag	false
Entity Central Index Key	0001094285
Document Type	8-K
Document Period End Date	Jan. 04, 2021
Entity Incorporation State Country Code	DE
Entity File Number	1-15295
Entity Tax Identification Number	25-1843385
Entity Address, Address Line One	1049 Camino Dos Rios
Entity Address, City or Town	Thousand Oaks
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91360-2362
City Area Code	(805)
Local Phone Number	373-4545
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	TDY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false